UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04875

Name of Fund: Royce Value Trust, Inc.
Fund Address: 1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2004

Date of reporting period: 9/30/2004

Item 1 - Schedule of Investments
Portfolio of Investments

Royce Value Trust, Inc.
September 30, 2004
(Amounts in Thousands) (Unaudited)

Par/Shares	Value

ROYCE VALUE TRUST
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2004 (UNAUDITED)

COMMON STOCKS - 119.1%
	SHARES	VALUE

Consumer Products - 8.4%
Apparel and Shoes - 3.3%
Jones Apparel Group	81,500	$2,917,700
K-Swiss Cl. A	240,700	4,633,475
Steven Madden a	74,000	1,306,100
Oshkosh B’Gosh Cl. A	104,300	2,106,860
Polo Ralph Lauren Cl. A	150,000	5,455,500
Timberland Company Cl. A a	30,000	1,704,000
Tommy Hilfiger a	226,000	2,230,620
Warnaco Group (The) a	42,000	933,660
Weyco Group	153,996	5,697,852
Wolverine World Wide	84,600	2,131,920

		29,117,687

Collectibles - 0.2%
Action Performance Companies	50,000	506,500
The Boyds Collection a	276,500	658,070
Department 56 a	15,000	244,500
Enesco Group a	47,200	323,320

		1,732,390

Food/Beverage/Tobacco - 0.4%
Aaron Rents	4,500	97,920
Hain Celestial Group a	37,800	668,304
Hershey Creamery Company	709	1,772,500
Lancaster Colony	16,900	712,589

		3,251,313

Home Furnishing and Appliances - 0.7%
Bassett Furniture Industries	102,975	1,944,168
Ethan Allen Interiors	15,000	521,250
Falcon Products a,c	791,600	1,527,788
La-Z-Boy	68,200	1,035,276
Natuzzi ADR b	67,200	725,760
Select Comfort a,d	45,000	819,000

		6,573,242

Publishing - 0.6%
Journal Communications Cl. A	100,200	1,757,508
Scholastic Corporation a	130,000	4,015,700

		5,773,208

Sports and Recreation - 1.3%
Callaway Golf Company	275,800	2,915,206
Coachmen Industries	47,700	752,706
Monaco Coach	141,050	3,053,733
Oakley	331,600	3,946,040
Thor Industries	43,100	1,140,857

		11,808,542

Other Consumer Products - 1.9%
Blyth	14,700	454,230
Burnham Corporation Cl. B	36,000	918,000
Dorel Industries Cl. B a	39,500	1,112,320
Fossil a	22,500	696,150
Lazare Kaplan International a	103,600	797,720
Leapfrog Enterprises a,d	30,000	607,500
Matthews International Cl. A	186,000	6,301,680
RC2 Corporation a	180,400	5,935,160

		16,822,760

Total		75,079,142

Consumer Services - 7.1%
Direct Marketing - 0.2%
Sportsman’s Guide (The) a,d	97,500	1,972,425

Leisure and Entertainment - 0.5%
Carmike Cinemas	21,000	739,410
Gemstar-TV Guide International a	201,100	1,136,215
Hasbro	50,000	940,000
Multimedia Games a,d	10,000	155,000
Steiner Leisure a	47,500	1,049,750

		4,020,375

Restaurants and Lodgings - 1.6%
Benihana Cl. A a	56,900	761,322
CEC Entertainment a	45,000	1,653,750
Four Seasons Hotels	35,000	2,243,500
IHOP Corporation	161,700	6,178,557
Jack in the Box a	14,000	444,220
Mandarin Oriental International ADR a,b	638,000	385,990
Prime Hospitality a	106,100	1,291,237
Ryan’s Restaurant Group a	60,900	903,756
Steak n Shake Company (The) a	45,500	777,140

		14,639,472

Retail Stores - 3.3%
BJ’s Wholesale Club a	40,000	1,093,600
Big Lots a	232,200	2,839,806
CarMax a,d	111,000	2,392,050
Charming Shoppes a	584,400	4,160,928
Children’s Place Retail Stores a	18,000	430,380
Christopher & Banks	10,000	160,100
Claire’s Stores	183,400	4,592,336
GameStop Corporation Cl. A a	13,000	240,630
Krispy Kreme Doughnuts a,d	57,100	722,886
Linens ’n Things a	37,000	857,290
Neiman Marcus Group (The ) Cl. A	20,000	1,150,000
Payless ShoeSource a,d	209,600	2,123,248
Stein Mart a	192,800	2,934,416
Urban Outfitters a	165,200	5,682,880
Wet Seal (The) Cl. A a,d	25,000	41,500

		29,422,050

Other Consumer Services 1.5%
Coinstar a.d	34,000	792,200
ITT Educational Services a	128,000	4,614,400
Sotheby’s Holdings Cl. A a	510,200	8,020,344

		13,426,944

Total		63,481,266

Financial Intermediaries - 12.9%
Banking - 3.3%
BOK Financial a	129,327	5,769,277
Bankrate a,d	77,000	865,480
Farmers & Merchants Bank of Long Beach	1,266	7,184,550
First National Bank Alaska	2,130	4,686,000
Mechanics Bank	200	3,820,000
Mercantile Bankshares	20,000	959,200
NetBank	70,000	700,700
Oriental Financial Group	49,225	1,332,029
Partners Trust Financial Group	130,000	1,346,800
Sun Bancorp a,d	38,000	833,340
Whitney Holding	27,000	1,134,000
Wilmington Trust	31,000	1,122,510

		29,753,886

Insurance - 8.4%
Alleghany Corporation a	11,700	3,192,930
Argonaut Group a,d	197,000	3,677,990
Aspen Insurance Holdings	58,000	1,334,580
Baldwin & Lyons Cl. B	22,200	560,328
Commerce Group	49,500	2,395,800
Erie Indemnity Company Cl. A	169,900	8,668,298
HCC Insurance Holdings	17,000	512,550
Leucadia National	51,500	2,917,475
Markel Corporation a	4,200	1,295,280
Montpelier Re Holdings	74,000	2,714,320
NYMAGIC	85,200	1,865,028
Navigators Group a	83,200	2,432,768
Ohio Casualty a	187,000	3,913,910
PICO Holdings a	218,200	4,152,346
PMA Capital Cl. A a	171,700	1,296,335
Philadelphia Consolidated Holding a	35,000	1,929,200
Phoenix Companies (The)	81,900	853,398
PXRE Group	176,551	4,133,059
ProAssurance Corporation a	186,070	6,516,171
RLI	99,724	3,744,636
Reinsurance Group of America	30,000	1,236,000
21st Century Insurance Group	62,000	827,700
Wesco Financial	7,750	2,724,125
White Mountains Insurance Group	14,100	7,416,600
Zenith National Insurance	96,900	4,099,839

		74,410,666

Real Estate Investment Trusts - 0.2%
Public Storage	25,000	1,238,750
Sun Communities	20,400	799,476

		2,038,226

Securities Brokers - 0.8%
E*TRADE Financial a	485,700	5,546,694
Knight Trading Group a	129,700	1,197,131

		6,743,825

Other Financial Intermediaries - 0.2%
Chicago Mercantile Exchange Holdings	10,000	1,613,000

Total		114,559,603

Financial Services - 8.6%
Information and Processing - 3.1%
Advent Software a	151,100	2,543,013
CCC Information Services Group a,d	26,214	463,726
eFunds Corporation a	224,275	4,169,272
FactSet Research Systems	93,500	4,506,700
Fair Isaac	59,000	1,722,800
Global Payments	68,500	3,668,175
Interactive Data a	134,300	2,527,526
Moody’s Corporation	30,000	2,197,500
National Processing a	20,000	530,400
SEI Investments	162,200	5,462,896

		27,792,008

Insurance Brokers - 1.4%
Crawford & Company Cl. B	60,300	404,010
Crawford & Company Cl. A	289,100	1,879,150
Gallagher (Arthur J.) & Company	121,200	4,015,356
Hilb Rogal & Hobbs Company	155,050	5,615,911

		11,914,427

Investment Management - 3.5%
Alliance Capital Management Holding L.P.	135,000	4,792,500
Apollo Investment	771,800	10,920,970
BKF Capital Group	35,700	1,046,010
BlackRock Cl. A	25,000	1,837,250
Eaton Vance	70,200	2,835,378
Federated Investors Cl. B	51,500	1,464,660
Gabelli Asset Management Cl. A	93,100	3,989,335
Nuveen Investments Cl. A	138,600	4,102,560

		30,988,663

Other Financial Services 0.6%
CharterMac	59,600	1,310,604
Municipal Mortgage & Equity	47,300	1,192,906
PRG-Schultz International a	467,000	2,680,580
Van der Moolen Holding ADR a,b	41,000	270,600

		5,454,690

Total		76,149,788

Health - 11.4%
Commercial Services - 2.9%
Covance a	122,700	4,904,319
First Consulting Group a	520,900	2,469,066
Gene Logic a	340,100	1,265,172
IDEXX Laboratories a,d	94,300	4,784,782
PAREXEL International a,d	277,700	5,442,920
Pharmaceutical Product Development a,d	67,600	2,433,600
Sybron Dental Specialties a,d	26,500	786,785
TriZetto Group (The) a	215,200	1,254,616
Young Innovations	62,550	2,064,150

		25,405,410

Drugs and Biotech - 3.6%
Abgenix a	38,000	374,680
Affymetrix a,d	90,800	2,788,468
Antigenics a,d	38,500	232,155
Applera Corporation- Celera Genomics Group a	199,200	2,328,648
Biogen Idec a	28,100	1,718,877
Biopure Corporation Cl. A a,d	18,200	7,280
Celgene Corporation a	40,000	2,329,200
Cephalon a,d	4,900	234,710
Cerus Corporation a,d	21,700	52,297
Chiron Corporation a	21,800	963,560
Corgentech a,d	10,000	170,700
DUSA Pharmaceuticals a,d	79,700	914,956
Endo Pharmaceuticals Holdings a	318,200	5,842,152
Genzyme Corporation a,d	28,000	1,523,480
Hi-Tech Pharmacal a,d	79,000	1,257,680
Human Genome Sciences a,d	90,000	981,900
Invitrogen Corporation a	40,000	2,199,600
Lexicon Genetics a,d	463,300	3,053,147
Matrixx Initiatives a,d	40,000	416,000
Millennium Pharmaceuticals a	50,000	685,500
Perrigo Company	171,750	3,529,463
Shire Pharmaceuticals Group ADR b	20,853	597,438

		32,201,891

Health Services - 0.9%
Accredo Health a	8,705	205,177
Albany Molecular Research a	85,000	816,000
Gentiva Health Services a	30,150	493,556
Health Management Associates Cl. A	27,400	559,782
Lincare Holdings a	34,600	1,027,966
Manor Care	58,300	1,746,668
MedQuist a	73,893	964,304
On Assignment a	425,200	1,887,888
Quovadx a	3,000	5,730

		7,707,071

Medical Products and Devices - 3.0%
Allied Healthcare Products a	62,000	428,420
Arrow International	302,602	9,047,800
CONMED Corporation a	81,500	2,143,450
Datascope	12,000	447,600
Diagnostic Products	25,000	1,021,750
Haemonetics a	77,900	2,558,236
Invacare Corporation	88,000	4,048,000
Novoste a	66,500	109,060
STERIS Corporation a	200,100	4,390,194
Thoratec Corporation a	2,000	19,240
Varian Medical Systems a	61,600	2,129,512
Zoll Medical a	20,200	674,478

		27,017,740

Personal Care 1.0%
Ocular Sciences a	152,500	7,315,425
Regis	37,200	1,496,184

		8,811,609

Total		101,143,721

Industrial Products - 18.7%
Automotive - 0.5%
Adesa a	105,900	1,739,937
CLARCOR	22,000	1,048,740
IMPCO Technologies a,d	15,500	75,950
LKQ Corporation a	88,000	1,607,760
Quantam Fuel Systems Technologies Worldwide a	15,500	84,475

		4,556,862

Building Systems and Components - 1.8%
Decker Manufacturing	6,022	207,759
Preformed Line Products Company	91,600	2,764,488
Simpson Manufacturing	180,400	11,401,280
Teleflex	29,000	1,232,500

		15,606,027

Construction Materials - 2.1%
Ash Grove Cement Company Cl. B	50,518	6,668,376
ElkCorp	43,000	1,193,680
Florida Rock Industries	123,000	6,025,770
Heywood Williams Group a	738,837	1,149,882
Synalloy Corporation a,c	345,000	3,450,000

		18,487,708

Industrial Components - 1.9%
AMETEK	86,000	2,607,520
Bel Fuse Cl. A	26,200	734,910
C & D Technologies	50,000	951,000
Donaldson Company	52,000	1,476,280
Intermagnetics General a,d	48,350	1,119,303
Penn Engineering & Manufacturing	251,600	4,684,792
Penn Engineering & Manufacturing Cl. A	77,600	1,198,920
PerkinElmer	135,000	2,324,700
Powell Industries a	57,400	967,190
Woodhead Industries	45,400	626,520

		16,691,135

Machinery - 5.1%
Coherent a	228,500	5,927,290
Federal Signal	58,600	1,088,788
Global Power Equipment Group a	40,000	296,400
Graco	96,825	3,243,638
IDEX Corporation	36,000	1,222,560
Lincoln Electric Holdings	265,880	8,337,997
National Instruments	71,400	2,161,278
Nordson Corporation	172,200	5,911,626
Pason Systems	79,000	1,939,956
PAXAR Corporation a	333,100	7,554,708
T-3 Energy Services a,d	346,710	2,080,260
UNOVA a,d	40,000	562,000
Woodward Governor Company	73,600	4,967,264

		45,293,765

Metal Fabrication and Distribution - 2.2%
Commercial Metals Company	5,000	198,600
CompX International Cl. A a	482,200	7,715,200
Kaydon Corporation	208,700	6,004,299
NN	127,100	1,455,295
Oregon Steel Mills a	247,900	4,122,577

		19,495,971

Paper and Packaging - 0.3%
Glatfelter (P. H.) Company	25,000	309,750
Mod-Pac Corporation a	10,000	113,000
Peak International a	408,400	2,123,680

		2,546,430

Pumps, Valves and Bearings - 0.5%
Baldor Electric	62,900	1,488,214
Conbraco Industries	7,630	1,159,760
Franklin Electric	47,200	1,869,120

		4,517,094

Specialty Chemicals and Materials - 1.6%
Aceto	35,000	504,000
Albemarle Corporation	34,000	1,193,060
Arch Chemicals	38,200	1,090,610
Balchem Corporation	31,200	929,760
CFC International a	123,500	864,500
Cabot Corporation	56,500	2,179,205
Hawkins	56,878	679,692
Lydall a	15,000	139,500
MacDermid	226,631	6,563,234
Material Sciences a	29,000	391,210

		14,534,771

Textiles - 0.1%
Culp a	60,000	441,000
Unifi a	315,100	718,428

		1,159,428

Other Industrial Products - 2.6%
Albany International Cl. A	45,500	1,356,355
Brady Corporation Cl. A	139,400	6,798,538
Diebold	100,000	4,670,000
Kimball International Cl. B	417,380	5,793,234
Maxwell Technologies a	21,500	221,665
Myers Industries	30,499	333,964
Peerless Manufacturing a,c	158,600	2,267,980
Quixote Corporation	4,300	82,904
Steelcase Cl. A	50,000	700,000
Trinity Industries	20,000	623,400

		22,848,040

Total		165,737,231

Industrial Services - 15.2%
Advertising and Publishing - 0.2%
Interpublic Group of Companies a	180,000	1,906,200

Commercial Services - 5.9%
ABM Industries	134,800	2,716,220
Administaff a	32,000	374,400
Allied Waste Industries a	188,800	1,670,880
Carlisle Holdings a,d	194,900	1,239,564
Central Parking	83,800	1,107,836
Collectors Universe a,d	10,000	145,800
Convergys Corporation a	121,000	1,625,030
Copart a	138,100	2,614,233
Harsco Corporation	22,000	987,800
Hewitt Associates Cl. A a,d	59,000	1,561,140
Hudson Highland Group a	50,549	1,475,525
iGATE Corporation a	168,000	618,240
Iron Mountain a	206,175	6,979,024
Learning Tree International a,d	53,400	752,940
MPS Group a	648,500	5,453,885
Manpower	55,800	2,482,542
Metro One Telecommunications a,d	25,000	40,250
MoneyGram International	217,100	3,708,068
Monster Worldwide a	79,000	1,946,560
Nam Tai Electronics	30,000	640,500
New Horizons Worldwide a	198,000	849,420
Pemstar a	351,900	640,458
Portfolio Recovery Associates a,d	5,000	146,950
RemedyTemp Cl. A a	62,500	652,500
Renaissance Learning	15,000	325,050
Reynolds & Reynolds Company Cl. A	52,000	1,282,840
Rollins	87,000	2,113,230
SOURCECORP a	35,000	774,900
Spherion Corporation a	3,000	23,460
TRC Companies a	43,000	807,110
Viad Corporation	78,525	1,863,398
Watson Wyatt & Company Holdings	81,000	2,130,300
West Corporation a	75,000	2,184,750

		51,934,803

Engineering and Construction - 2.0%
Champion Enterprises a	120,000	1,234,800
Chicago Bridge & Iron Company	35,000	1,049,650
EMCOR Group a	48,100	1,809,522
Fleetwood Enterprises a	234,300	3,556,674
Insituform Technologies Cl. A a,d	214,200	3,999,114
Integrated Electrical Services a	31,500	151,515
Jacobs Engineering Group a	47,000	1,799,630
McDermott International a	71,000	837,800
Washington Group International a,d	100,000	3,462,000

		17,900,705

Food and Tobacco Processors - 0.8%
Farmer Bros.	150,000	4,009,500
MGP Ingredients	286,400	2,841,088
Seneca Foods Cl. B a	6,500	118,625

		6,969,213

Industrial Distribution - 1.5%
Central Steel & Wire	3,799	2,013,470
Ritchie Bros. Auctioneers	310,400	9,513,760
Strategic Distribution a	115,000	1,725,000

		13,252,230

Printing - 0.4%
Bowne & Co.	68,100	884,619
R.R. Donnelley & Sons	44,541	1,395,024
Ennis	62,700	1,343,034

		3,622,677

Transportation and Logistics - 3.8%
AirNet Systems a,d	219,000	941,700
Alexander & Baldwin	60,000	2,036,400
FLYi a	108,000	422,280
Brink’s Company (The)	122,278	3,689,127
C. H. Robinson Worldwide	40,000	1,855,600
Continental Airlines Cl. B a,d	100,000	852,000
EGL a	173,125	5,238,763
General Maritime a,d	7,000	243,810
Forward Air a	166,500	6,663,330
Frozen Food Express Industries a	306,635	2,327,360
Hawaiian Holdings a,d	30,000	184,800
Hub Group Cl. A a	77,000	2,868,250
Landstar System a	5,600	328,608
Patriot Transportation Holding a	101,300	3,328,718
UTI Worldwide	45,000	2,646,450

		33,627,196

Other Industrial Services - 0.6%
Landauer	117,900	5,533,047
Team a	4,700	72,662

		5,605,709

Total		134,818,733

Natural Resources - 10.0%
Energy Services - 4.3%
Atwood Oceanics a	19,700	936,538
Carbo Ceramics	105,600	7,617,984
Core Laboratories a	10,000	245,900
ENSCO International	6,443	210,493
Global Industries a	119,500	738,510
Hanover Compressor Company a	160,000	2,152,000
Helmerich & Payne	172,400	4,946,156
Input/Output a	669,100	6,898,421
Key Energy Services a	10,000	110,500
Lufkin Industries	15,000	558,300
Precision Drilling a	29,500	1,696,250
TETRA Technologies a,d	61,000	1,894,050
Tidewater	32,600	1,061,130
Universal Compression Holdings a	115,000	3,918,050
Veritas DGC a	38,700	881,586
Willbros Group a	289,600	4,317,936

		38,183,804

Oil and Gas - 3.3%
Chesapeake Energy	75,000	1,187,250
Cimarex Energy a	115,041	4,019,533
Delta Petroleum a,d	39,000	508,560
Denbury Resources a	174,100	4,422,140
EOG Resources	5,000	329,250
Houston Exploration Company (The) a	57,000	3,382,950
Husky Energy	75,000	1,825,133
Penn Virginia	33,000	1,306,470
Plains Exploration & Production Company a	76,500	1,825,290
Remington Oil & Gas a	78,500	2,060,625
SEACOR Holdings a	159,500	7,456,625
Toreador Resources a,d	100,300	956,862

		29,280,688

Precious Metals and Mining - 1.3%
AngloGold Ashanti ADR b	49,900	1,941,110
Aurizon Mines a	62,000	68,820
Bema Gold a,d	270,000	861,300
Glamis Gold a	155,000	2,903,150
Gold Fields ADR b	57,800	788,970
Hecla Mining Company a,d	198,000	1,473,120
MK Resources Company a	431,700	1,187,175
Meridian Gold a	147,000	2,457,840
Miramar Mining a	110,000	139,700
Stillwater Mining Company a	10,780	167,090

		11,988,275

Real Estate 1.1%
Alico	52,000	2,215,200
CB Richard Ellis Group Cl.A a	75,000	1,732,500
Consolidated-Tomoka Land	13,564	471,756
Trammell Crow Company a	315,900	4,965,948

		9,385,404

Total		88,838,171

Technology - 21.7%
Aerospace and Defense - 1.0%
Armor Holdings a	23,000	957,030
Curtiss-Wright	86,600	4,956,118
Ducommun a	117,200	2,619,420
Herley Industries a	2,000	37,380

		8,569,948

Components and Systems - 6.2%
Advanced Digital Information a	46,000	400,200
American Power Conversion	151,200	2,629,368
Analogic Corporation	21,000	875,490
Belden CDT	57,800	1,260,040
Checkpoint Systems a	103,000	1,603,710
Dionex Corporation a	81,000	4,430,700
Excel Technology a	168,500	4,350,670
Hutchinson Technology a,d	47,500	1,269,675
Imation Corporation	15,700	558,763
InFocus Corporation a	79,000	723,640
KEMET Corporation a	110,000	889,900
Kronos a	38,775	1,717,345
Methode Electronics Cl. A	50,000	639,500
Metrologic Instruments a,d	25,000	396,250
Neoware Systems a,d	28,000	232,400
Newport Corporation a,d	191,900	2,201,093
Perceptron a	397,400	2,658,606
Plexus Corporation a	399,700	4,412,688
Radiant Systems a	32,500	130,650
REMEC a,d	189,200	891,132
Symbol Technologies	259,600	3,281,344
TTM Technologies a	192,600	1,712,214
Technitrol a	348,900	6,803,550
Tektronix	65,000	2,161,250
Vishay Intertechnology a	231,000	2,979,900
Zebra Technologies Cl. A a	96,525	5,888,990

		55,099,068

Distribution - 1.6%
Agilysys	185,125	3,200,811
Anixter International a	41,900	1,470,271
Arrow Electronics a	114,700	2,589,926
Avnet a	52,355	896,318
Benchmark Electronics a	36,000	1,072,800
Insight Enterprises a	64,000	1,077,760
Tech Data a	96,500	3,720,075

		14,027,961

Internet Software and Services - 0.8%
CNET Networks a	155,400	1,421,910
CryptoLogic	202,000	3,128,980
CyberSource Corporation a	10,000	48,300
DoubleClick a	181,700	1,073,847
Intraware a,d	130,000	153,400
RealNetworks a	85,400	397,964
S1 Corporation a,d	20,000	159,600
Satyam Computer Services ADR b	20,000	462,400
Vastera a	15,000	26,550

		6,872,951

IT Services - 5.4%
answerthink a	655,000	3,504,250
BearingPoint a	524,000	4,684,560
Black Box	47,000	1,736,650
CACI International Cl. A a	10,000	527,800
CIBER a	109,000	819,680
Computer Task Group a	101,100	314,421
Covansys Corporation a	251,600	2,903,464
DiamondCluster International a	80,400	980,880
Forrester Research a	79,300	1,208,532
Gartner Cl. A a	316,000	3,694,040
CGI Group Cl. A a,d	106,700	717,024
Keane a	480,000	7,372,800
MAXIMUS a	160,300	4,618,243
Perot Systems Cl. A a	165,100	2,651,506
QRS Corporation a	57,500	397,900
Sapient Corporation a	819,400	6,252,022
Syntel	148,500	2,454,705
Unisys Corporation a	325,000	3,354,000

		48,192,477

Semiconductors and Equipment - 3.5%
Artisan Components a	15,000	436,650
BE Semiconductor Industries a	58,000	292,320
Cabot Microelectronics a,d	167,900	6,086,375
CEVA a,d	31,666	250,161
Cognex Corporation	118,400	3,102,080
Credence Systems a	70,600	508,320
Cymer a	14,500	415,570
DSP Group a	115,000	2,420,750
DuPont Photomasks a	35,000	596,400
Electroglas a,d	281,700	839,466
Exar Corporation a	207,400	2,936,784
Fairchild Semiconductor International Cl. A a	51,200	725,504
Helix Technology	36,900	501,656
Integrated Circuit Systems a	75,000	1,612,500
Intevac a,d	216,050	1,356,794
Kulicke & Soffa Industries a,d	105,800	597,770
Lattice Semiconductor a	254,000	1,247,140
Mentor Graphics a	225,700	2,474,801
National Semiconductor a	76,400	1,183,436
Novellus Systems a	12,000	319,080
Omnivision Technologies a,d	11,000	155,650
Qlogic Corporation a	37,500	1,110,375
Semitool a	50,000	379,500
Silicon Storage Technology a	15,000	95,550
Veeco Instruments a	65,000	1,363,050

		31,007,682

Software - 2.1%
ANSYS a,d	10,000	497,300
Aspen Technology a	27,100	189,429
Autodesk	81,000	3,939,030
Business Objects ADR a,b,d	20,500	477,855
Integral Systems	59,800	1,166,698
JDA Software Group a	74,900	810,418
MRO Software a	46,000	460,000
Macromedia a	51,600	1,036,128
ManTech International Cl. A a	135,000	2,527,200
Manugistics Group a	49,200	117,096
Novell a	85,000	536,350
Progress Software a	30,500	606,950
SPSS a	117,500	1,566,275
Sybase a	82,600	1,139,054
Synopsys a	5,000	79,150
Transaction Systems Architects Cl. A a	213,150	3,961,393
Verisity a,d	5,000	34,750

		19,145,076

Telecommunications - 1.1%
Andrew Corporation a	30,000	367,200
Corvis Corporation a	10,000	8,000
Catapult Communications a	75,100	1,414,884
Covad Communications Group a,d	35,000	58,800
Globecomm Systems a,d	233,700	1,549,431
IDT Corporation a	25,000	364,500
IDT Corporation Cl. B a	40,000	601,200
Inet Technologies a	65,000	817,700
Level 3 Communications a,d	280,400	726,236
PECO II a	93,600	62,712
Scientific-Atlanta	117,300	3,040,416
Time Warner Telecom Cl. A a,d	179,000	859,200

		9,870,279

Total		192,785,442

Utilities - 0.2%
CH Energy Group	44,500	2,038,100
Southern Union a	11,025	226,013

Total		2,264,113

Miscellaneous - 4.9%
Total		43,626,730

TOTAL COMMON STOCKS
(Cost $745,192,680)		1,058,483,940

PREFERRED STOCK - 0.1%
Aristotle Corporation 11.00% Conv.	4,800	38,112

TOTAL PREFERRED STOCK
(Cost $31,005)		38,112

	PRINCIPAL AMOUNT
CORPORATE BONDS - 0.2%
Dixie Group 7.00%
Conv. Sub. Deb. due 5/15/12	$490,000	460,600
Richardson Electronics 7.25%
Conv. Sub. Deb. due 12/15/06	1,319,000	1,319,000

TOTAL CORPORATE BONDS
(Cost $1,576,256)		1,779,600

U.S TREASURY OBLIGATIONS - 2.9%
U. S. Treasury Notes
5.625%, due 2/15/06	25,000,000	26,108,400

TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,204,762)		26,108,400

REPURCHASE AGREEMENT - 2.7%
State Street Bank & Trust Company,
1.30% dated 9/30/04, due 10/1/04,
maturity value $23,652,854
(collateralized by Federal National Mortgage Association
5.25% due at 1/15/06, valued at $24,127,426)
(Cost $23,652,000)		23,652,000

COLLATERAL RECEIVED FOR SECURITIES LOANED - 2.5%
U.S. Treasury Bonds
5.50%-7.25% due 8/15/22-8/15/28		7,326
U.S. Treasury Notes
1.875% due 1/31/06		152,370
Money Market Funds
State Street Navigator Securities Lending
Prime Portfolio		22,028,311

Total (Cost $22,188,007)		22,188,007

TOTAL INVESTMENTS - 127.5%
(Cost $818,844,710)		1,132,250,059

LIABILITIES LESS CASH
AND OTHER ASSETS - (2.7)%		(23,849,302)

PREFERRED STOCK - (24.8)%		(220,000,000)

NET ASSETS APPLICABLE TO
COMMON STOCKHOLDERS - 100.0%		$888,400,757

a	Non-income producing.

b	American Depository Receipt.

c	At September 30, 2004, the Fund owned 5% or more of the Company's outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940. The Fund effected the following transactions in shares of such companies during the nine months ended September 30, 2004:

	Shares	Market Value			Realized		Shares	Market Value
Affiliated Company	12/31/2003	12/31/2003	Purchases	Sales	Gain (Loss)	Dividend Income	9/30/2004	9/30/2004
CompX International*	482,200	3,086,080	-	-		-

Falcon Products	761,600	3,351,040	109,500	-		-	791,600	1,527,788

MGP Ingredients*	417,322	6,572,822	-	2,682,904	5,043,390	-

Peerless Mfg.	158,600	2,045,940	-	-		-	158,600	2,267,980

Richardson Electronics*
7.25% Conv. Due 12/15/06	1,319,000	1,213,480	-	-			-

Synalloy Corporation	345,000	2,387,400	-	-		-	345,000	3,450,000

		18,656,762			5,043,390	-		7,245,768

*Not an affilated issuer at September 30, 2004.

d	A portion of these securities were on loan at September 30, 2004. Total market value of loaned securities at September 30, 2004 was $21,729,071.

INCOME TAX INFORMATION: The cost of total investments for Federal income tax purposes was $820,875,723. At September 30, 2004, net unrealized appreciation for all securities was $311,374,336, consisting of aggregate gross unrealized appreciation of $370,240,622 and aggregate gross unrealized depreciation of $58,866,286. The primary differences in book and tax basis cost is the timing of the recognition of losses on securities sold and amortization of discount for book and tax purposes.

Valuation of investments:
Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange or Nasdaq are valued at their last reported sales price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Trustees. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services.

Other information regarding the Fund is available in the Fund's most recent Prospectus and Report to Shareholders.
This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission's website (www.sec.gov).

Item 2 - Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal controls over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal controls over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Value Trust, Inc.
By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Charles M. Royce

Charles M. Royce
President, Royce Value Trust, Inc.
Date: November 29, 2004

By: /s/ John D. Diederich

John D. Diederich
Treasurer, Royce Value Trust, Inc.
Date: November 29, 2004